May 27, 2015

Supplement

SUPPLEMENT DATED MAY 27, 2015 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE LIMITED DURATION PORTFOLIO
THE INCOME PLUS PORTFOLIO
(the "Portfolios")
CLASS X and CLASS Y
Dated May 1, 2015

Joseph Mehlman has been removed from and Eric Jesionowski has been added to the team primarily responsible for the day-to-day management of the Limited Duration Portfolio. Mikhael Breiterman-Loader has been added to the team primarily responsible for the day-to-day management of the Income Plus Portfolio. Accordingly, effective immediately, the Prospectuses are revised as follows:

The section of The Limited Duration Portfolio Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Matthew Dunning	Executive Director	October 2014
Eric Jesionowski	Executive Director	May 2015

The section of The Income Plus Portfolio Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Christian G. Roth	Managing Director	November 2008
Joseph Mehlman	Executive Director	November 2008
Mikhael Breiterman-Loader	Vice President	May 2015

The third and fourth paragraphs under the section of The Limited Duration Portfolio Prospectus entitled "Fund Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Neil Stone, Matthew Dunning and Eric Jesionowski.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Prior to March 2010, he worked in various trading and portfolio management roles for the Adviser. Mr. Jesionowski has been associated with the Adviser in an investment management capacity since 1997.

The third and fourth paragraphs under the section of The Income Plus Portfolio Prospectus entitled "Fund Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Christian G. Roth, Joseph Mehlman and Mikhael Breiterman-Loader.

Mr. Roth has been associated with the Adviser and/or its advisory affiliates in an investment management capacity since 1991. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Breiterman-Loader has been associated with the Adviser in an investment management capacity since 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

May 27, 2015

Supplement

SUPPLEMENT DATED MAY 27, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(the "Fund")
Dated May 1, 2015

Joseph Mehlman has been removed from and Eric Jesionowski has been added to the team primarily responsible for the day-to-day management of The Limited Duration Portfolio. Mikhael Breiterman-Loader has been added to the team primarily responsible for the day-to-day management of The Income Plus Portfolio. Accordingly, effective immediately, the Statement of Additional Information of the Fund is revised as follows:

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Other Accounts Managed by Portfolio Managers at December 31, 2014 (unless otherwise indicated)—Income Plus" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Income Plus
Joseph Mehlman	7	$789.4 million	6	$461.8 million	84	(4)	$20.9 billion(4)
Christian G. Roth	6	$630.7 million	18	$4.5 billion	40	(5)	$17.1 billion(5)
Mikhael Breiterman-Loader*	0	$0	0	$0	0		$0

*  As of March 31, 2015.

(4)  Of these other accounts, five accounts with a total of approximately $2.3 billion in assets had performance-based fees.

(5)  Of these other accounts, seven accounts with a total of approximately $3.1 billion in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Other Accounts Managed by Portfolio Managers at December 31, 2014 (unless otherwise indicated)—Limited Duration" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Limited Duration
Matthew Dunning	6	$1.2 billion	0	$0	58	(6)	$13.1 billion(6)
Neil Stone	7	$1.3 billion	5	$1.4 billion	72	(7)	$18.2 billion(7)
Eric Jesionowski*	0	$0	0	$0	37		$11 billion

*  As of March 31, 2015.

(6)  Of these other accounts, one account with a total of approximately $255 million in assets had performance-based fees.

(7)  Of these other accounts, three accounts with a total of approximately $1.2 billion in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Securities Ownership of Portfolio Managers—Income Plus" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Income Plus
Joseph Mehlman	None
Christian G. Roth	None
Mikhael Breiterman-Loader	None

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Securities Ownership of Portfolio Managers—Limited Duration" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Limited Duration
Matthew Dunning	None
Neil Stone	None
Eric Jesionowski	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.